Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)
Balance at Jun. 23, 2020
Balance (in Shares) at Dec. 31, 2020		5,747,600
Net Income (Loss)	1,111,919			1,111,119
Issuance of common stock to founders	$ 25,000	$ 4,312	20,688
Issuance of common stock to founders (in Shares)	750,000	4,312,500
Sale of 1,355,000 to anchor investors		$ 1,355	(1,355)
Sale of 1,355,000 to anchor investors (in Shares)		1,355,000
Forfeiture of 1,355,000 by initial stockholders		$ (1,355)	1,355
Forfeiture of 1,355,000 by initial stockholders (in Shares)		(1,355,000)
Sale of 562,500 to GW Sponsor 2, LLC	$ 163,125	$ 563	162,562
Sale of 562,500 to GW Sponsor 2, LLC (in Shares)		562,500
Forfeiture of 562,500 by initial stockholders		$ (563)	563
Forfeiture of 562,500 by initial stockholders (in Shares)		(562,500)
Sale of 15,000,000 Units on October 22, 2020 through public offering	150,000,000	$ 15,000	149,985,000
Sale of 15,000,000 Units on October 22, 2020 through public offering (in Shares)		15,000,000
Sale of 228,000 Private Units on October 22, 2020	2,280,000	$ 228	2,279,772
Sale of 228,000 Private Units on October 22, 2020 (in Shares)		228,000
Sale of 1,500,000 Units on October 26, 2020 through over-allotment	15,000,000	$ 1,500	14,998,500
Sale of 1,500,000 Units on October 26, 2020 through over-allotment (in Shares)		1,500,000
Sale of 500,000 Units on November 17, 2020 through over-allotment	5,000,000	$ 500	4,999,500
Sale of 500,000 Units on November 17, 2020 through over-allotment (in Shares)		500,000
Forfeiture of 62,500 by initial stockholders		$ (63)	63
Forfeiture of 62,500 by initial stockholders (in Shares)		(62,500)
Underwriters' discount	(450,000)		(450,000)
Other offering expenses	(420,121)		(420,121)
Fair value of derivative warrant liabilities issued in public offering and private placement (Restated)	(10,405,912)		(10,405,912)
Maximum number of redeemable shares (Restated)	(157,304,001)	$ (15,729)	(157,288,272)
Maximum number of redeemable shares (Restated) (in Shares)		(15,730,400)
Balance at Dec. 31, 2020	5,000,010	$ 5,748	3,882,343	1,111,919
Balance (in Shares) at Jun. 23, 2020		5,747,600
Balance (in Shares) at Mar. 31, 2021		6,590,780
Net Income (Loss)	(8,431,800)			(8,431,800)
Change in value of common stock subject to possible redemption	$ 8,431,800	$ 843	8,430,956	1
Change in value of common stock subject to possible redemption (in Shares)		843,180
Issuance of common stock to founders (in Shares)	750,000
Balance at Mar. 31, 2021	$ 5,000,010	$ 6,591	$ 12,313,299	$ (7,319,880)
Balance (in Shares) at Dec. 31, 2020		5,747,600